UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    HMC Arbitrage Offshore Manager, L.L.C.

Address: One Riverchase Parkway South
         Birmingham, Alabama 35244

13F File Number: 028-10750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

HMC Investors, L.L.C., Managing Member
By:     Joel Piassick
Title:  Vice-President
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel Piassick                 Birmingham, AL                   8/14/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


* HMC Arbitrage Offshore Manager, L.L.C. terminated operations. As a result, it no longer owns any 13F securities and will not file any subsequent 13F reports.

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F    File Number            Name

            028-10751              HMC Investors, L.L.C.
            -------------------    --------------------------




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